SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding	562,500,000	560,000,000	560,000,000	560,000,000
Stock Options Exercisable	436,202,660	421,388,889	431,051,538	416,388,889
Exercisable Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0037		$ 0.0137	$ 0.0137
Stock Options Outstanding	2,500,000		50,000,000	50,000,000
Stock Options Exercisable	205,479		24,557,709	12,500,000
Weighted Average Remaining Contractual Life (years)	9 years 9 months		5 years 2 months 19 days	6 years 2 months 19 days
Exercisable Prices Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0137	$ 0.0137	$ 0.0126	$ 0.0126
Stock Options Outstanding	50,000,000	50,000,000	5,000,000	5,000,000
Stock Options Exercisable	28,348,778	16,666,667	2,237,443	972,222
Weighted Average Remaining Contractual Life (years)	4 years 11 months 19 days	4 years 11 months 19 days	8 years 5 months 1 day	9 years 5 months 1 day
Exercisable Prices Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0126	$ 0.0126	$ 0.0121	$ 0.0121
Stock Options Outstanding	5,000,000	5,000,000	100,000,000	100,000,000
Stock Options Exercisable	2,648,402	1,388,889
Weighted Average Remaining Contractual Life (years)	7 years 11 months 1 day	9 years 2 months 1 day	5 years 5 months 15 days	6 years 5 months 15 days
Exercisable Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0121	$ 0.0121	$ 0.0223	$ 0.0223
Stock Options Outstanding	100,000,000	100,000,000	5,000,000	5,000,000
Stock Options Exercisable			4,256,387	2,916,667
Weighted Average Remaining Contractual Life (years)	5 years 2 months 15 days	6 years 2 months 15 days	7 years 2 months 15 days	8 years 2 months 15 days
Exercisable Prices Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0223	$ 0.0223	$ 0.0210	$ 0.0210
Stock Options Outstanding	5,000,000	5,000,000	400,000,000	400,000,000
Stock Options Exercisable	5,000,000	3,333,333	400,000,000	400,000,000
Weighted Average Remaining Contractual Life (years)	6 years 11 months 15 days	7 years 11 months 15 days	4 years 3 months 10 days	5 years 3 months 10 days
Exercisable Prices Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0210	$ 0.0210
Stock Options Outstanding	400,000,000	400,000,000
Stock Options Exercisable	400,000,000	400,000,000
Weighted Average Remaining Contractual Life (years)	4 years 14 days	5 years 14 days